Short-term Debt Short-term Debt (Notes)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
Short-Term Debt

In November 2018, a wholly-owned subsidiary of the Company entered into a working capital loan facility agreement (or the Working Capital Loan), which provided available aggregate borrowings of up to $40.0 million for the subsidiary, with the option to increase the facility up to $55.0 million, subject to approval of the lender. In May 2019, the Company obtained approval from the lender to increase the working capital facility limit to $55.0 million. In June 2019, the Company completed the conditions required in order for the facility limit increase to be effective. Proceeds of this loan are used to provide working capital in relation to certain vessels trading in the RSAs and to fund pooling operations. The Working Capital Loan has a maturity date of six months after the first utilization date (which was in February 2019) but shall be continually extended for further periods of six months thereafter until the lender gives notice in writing that no further extensions shall occur. Interest payments are based on LIBOR plus a margin of 3.5%. The Working Capital Loan is collateralized by the assets of Teekay Tankers Chartering Pte. Ltd., a manager of the Company's RSAs. The Working Capital Loan requires the Company to maintain its paid-in capital contribution to the RSAs and the retained distributions of the RSA participants in an amount equal to the greater of (a) an amount equal to the minimum average capital contributed by the RSA participants per vessel in respect of the RSA (including cash, bunkers or other working capital contributions and amounts accrued to the RSA participants but unpaid) and (b) $20.0 million. As at June 30, 2019, $15.0 million (December 31, 2018 - nil) was owing under this facility and the effective interest rate on the facility was 5.9% (December 31, 2018 - nil). As at June 30, 2019, the Company was in compliance with all covenants in respect of this facility.